Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Proceeds from sale leaseback	$ 1,500,000	$ 2,500,000
Capital lease obligations	500,000
Sale-leaseback transaction lease term	At the end of each lease term, the leases shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.
Amounts charged to expense under operating leases	293,773	284,941
Second Agreement
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement date	2014-04-30
Proceeds from sale leaseback	1,500,000
Sale-leaseback transaction renewal period	24 months
Sale-leaseback transaction monthly payments	64,665
Amortizing of capital lease	36 months
Period of future expense	12 months
First Agreement
Operating Leased Assets [Line Items]
Proceeds from sale leaseback	2,500,000
Sale-leaseback transaction renewal period	36 months
Sale-leaseback transaction monthly payments	$ 74,875
Amortizing of capital lease	48 months
Sale-leaseback transaction renewal term	The Company shall have the opportunity to 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply.